Stock-based compensation - Options by exercise price range (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number (in shares) | shares	238,600	238,600		238,600
Options outstanding, Weighted average remaining life		2 years 4 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 4.61	$ 4.61
$2.75
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 2.75
Options outstanding, Number (in shares) | shares	85,100	85,100		85,100
Options outstanding, Weighted average remaining life		2 years 8 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)				$ 2.75
$2.79
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 2.79
Options outstanding, Number (in shares) | shares	50,000	50,000		50,000
Options outstanding, Weighted average remaining life		2 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)				$ 2.79
$5.91
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 5.91
Options outstanding, Number (in shares) | shares	46,300	46,300		46,300
Options outstanding, Weighted average remaining life		3 years 4 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)				$ 5.91
$6.56
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 6.56
Options outstanding, Number (in shares) | shares	34,000	34,000		34,000
Options outstanding, Weighted average remaining life		1 year 7 months 6 days
Options outstanding, Weighted average exercise price (in CAD per share)				$ 6.56
$9.33
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 9.33
Options outstanding, Number (in shares) | shares	5,300	5,300		5,300
Options outstanding, Weighted average remaining life		6 months
Options outstanding, Weighted average exercise price (in CAD per share)				$ 9.33
$10.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 10.13
Options outstanding, Number (in shares) | shares	17,900	17,900		17,900
Options outstanding, Weighted average remaining life		9 months 18 days
Options outstanding, Weighted average exercise price (in CAD per share)				$ 10.13
Share option plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Weighted average remaining life			3 years 3 months 18 days
Options outstanding, Weighted average exercise price (in CAD per share)			$ 5.40
Fair value of options vested | $		$ 0	$ 98
Total options exercisable (in shares) | shares	238,600	238,600	565,600	238,600	565,600
Options exercisable, Weighted average exercise price (in CAD per share) | (per share)	$ 4.61	$ 4.61			$ 5.40